Money Market Fund
USAA Money Market Fund Summary
Investment Objective
The USAA Money Market Fund (the Fund) seeks the highest income consistent with preservation of capital and the maintenance of liquidity.
Fees and Expenses

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses for the Fund are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees
Shareholder Fees	Money Market Fund None or same as Fund Name USD ($)
(fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Money Market Fund None or same as Fund Name
Management Fee	0.24%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.62%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example	1 Year	3 Years	5 Years	10 Years
Money Market Fund | None or same as Fund Name | USD ($)	63	199	346	774

Principal Investment Strategy

The Fund invests its assets in high-quality, U.S. dollar-denominated, short-term debt securities of domestic and foreign issuers that have been determined to present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

The Fund restricts its investments to instruments that meet certain maturity and quality requirements under the federal securities laws applicable to money market funds. Generally, such investments will be limited to a security with a remaining maturity of 397 calendar days or less that is determined to present minimal credit risk; issued by a money market fund; or issued or guaranteed by the U.S. government or any agency or instrumentality thereof.

Principal Risks

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results.

Credit risk is expected to be low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that an issuer will fail to make timely interest and principal payments on its securities or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, changes in supply of and demand for investment securities, or other market factors. If interest rates increase, the yield of the Fund may increase, which may likely increase its total return. If interest rates decrease, the yield of the Fund may decrease, which may decrease the Fund's total return. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Under applicable federal securities laws, money market funds that qualify as "retail" (retail money market funds) or "government" (government money market funds) are permitted to utilize amortized cost to value their portfolio securities and to transact at a stable $1 net asset value (NAV) per share. The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

In addition, as a retail money market fund, the Fund may impose liquidity fees on redemptions and/or temporarily suspend redemptions (gates) if the Fund's weekly liquid assets fall below certain thresholds, such as during times of market stress. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund. The imposition of a redemption gate also would delay your ability to redeem your investments in the Fund.

Performance

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows the Fund's average annual total returns for the periods indicated.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the Fund's most current performance information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

RISK/RETURN BAR CHART<br />Annual Returns for Periods Ended December 31

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.83%	March 31, 2008
Lowest Quarter Return	0.00%	March 31, 2016
Year-to-Date Return	1.07%	September 30, 2018

AVERAGE ANNUAL TOTAL RETURNS<br />For Periods Ended December 31, 2017
Average Annual Total Returns	Past 1 Year	Past 5 Years	Past 10 Years
Money Market Fund | None or same as Fund Name	0.33%	0.08%	0.28%